LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey 08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

June 8, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Monteagle Funds, File Nos. 333-41461 and 811-08529

Dear Sir/Madam:

On behalf of the Monteagle Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 58 to the Trust’s Registration Statement (this “Amendment”).  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  This Amendment is intended to address comments received from the Staff to the Trust’s Post-Effective Amendment No. 55 to the Trust’s Registration Statement made on March 31, 2017.

If you have any questions, please contact C. Richard Ropka at (856) 374-1744.

Very truly yours,

Law Office of C. Richard Ropka, LLC

By:   /s/ C. Richard Ropka, Esq.

C. Richard Ropka, Esq.